NOTE 5 - RIGHT OF USE ASSETS AND LEASE LIABILITIES: Lessee, Operating Lease, Disclosure (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Details
Lease, Cost	$ 0
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months 29 days
Lessee, Operating Lease, Discount Rate	9.80%
Right Of Use Assets Net Of Amortization	$ 86,279
Lease liabilities - current	62,989	$ 0
Lease liabilities - long-term	(26,187)	0
Operating Lease, Liability	(89,176)
2023	16,779	68,042
2024	69,635	70,883
2025	5,822	5,926
2026 and thereafter	0
Operating Leases, Future Minimum Payments Due	92,182	$ 144,851
Receivable with Imputed Interest, Discount	(3,005)
Operating Lease, Liability	$ 89,176